Financial Instruments - Changes in Allowance for Doubtful Accounts (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Write-off of receivables	₩ 383,714	₩ 119,964	₩ 216,657